10-Q CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Temporary equity, par value (in dollars per share)		$ 0.001
Temporary equity, shares authorized (in shares)		53,761,506
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	300,000,000	16,017,929
Common stock, issued (in shares)	25,872,718	2,004,783
Common stock, outstanding (in shares)	25,845,671	1,969,360
Series A Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	0	22,791,777
Temporary equity, shares issued (in shares)	0	21,977,282
Temporary equity, shares outstanding (in shares)	0	21,977,282	[1],[2]
Series A-1 Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	0	2,950,548
Temporary equity, shares issued (in shares)	0	2,950,548
Temporary equity, shares outstanding (in shares)	0	2,950,548	[1],[2]
Series B Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	0	28,019,181
Temporary equity, shares issued (in shares)	0	28,019,181
Temporary equity, shares outstanding (in shares)	0	28,019,181
Class B convertible common stock
Temporary equity, par value (in dollars per share)		$ 0.001
Temporary equity, shares authorized (in shares)		2,744,184
Temporary equity, shares issued (in shares)		2,744,184
Temporary equity, shares outstanding (in shares)	0	2,744,184	[1],[2]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	0	2,744,184
Common stock, issued (in shares)	0	2,744,184
Common stock, outstanding (in shares)	0	2,744,184

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.